Interest-bearing Deposits	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Interest-bearing Deposits
Note 7:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $106,783,393 at December 31, 2017 and $110,971,051 at December 31, 2016.

The following table represents deposit interest expense by deposit type:

	December 31,
	2017	2016

Savings, NOW and Money Market	$537,404	$366,123
Certificates of deposit	567,877	659,109

Total deposit interest expense	$1,105,281	$1,025,232

At December 31, 2017, the scheduled maturities of time deposits are as follows:

2018	$40,447,326
2019	14,761,344
2020	6,302,009
2021	4,868,337
2022	5,268,763

$71,647,779